PROPERTY AND EQUIPMENT, NET - Depreciation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation [Abstract]
Depreciation expense	$ 116,783	$ 54,902	$ 23,353
Cost of Revenue [Member]
Depreciation [Abstract]
Depreciation expense	80,245	31,203	12,407
Sales and Marketing Expenses [Member]
Depreciation [Abstract]
Depreciation expense	3,200	3,712	1,198
General and Administrative Expenses [Member]
Depreciation [Abstract]
Depreciation expense	31,282	19,009	9,248
Research and Development Expenses [Member]
Depreciation [Abstract]
Depreciation expense	$ 2,056	$ 978	$ 500